Concentration of Credit Risks	3 Months Ended
Mar. 31, 2018
Risks and Uncertainties [Abstract]
Concentration of Credit Risks

Note 6 – Concentration of Credit Risks

While the Company occasionally receives significant advance payments for future services, its receivables are generally uncollateralized. Further, a significant portion of the Company’s revenues and accounts receivable are associated with relatively few customers. For example:

For the three months ended March 31	2018	2017
Customers that account for at least 5% of annual revenues	6	3
Percentage of revenues accounted for by such customers	86%	82%
Range of quarterly revenues associated by such customers	6-46%	17-45

As of March 31, 2018 and December 31, 2017
Customers accounting for at least 5% of accounts receivables	5	4
Total accounts receivable from these customers	96%	94%
Range of total accounts receivable from these customers	11-29%	11-49%